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TYPE						13F-HR
PERIOD					03/31/07
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2007
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	President and CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	May1, 2007

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		811499
List of Other Included Managers:
  No. 13F File Number		Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    22386 567750.00SH       SOLE                567750.00
Adobe Systems Inc              COM              00724F101    25373 608468.00SH       SOLE                608468.00
Agilent Technologies Inc       COM              00846U101     6940 206000.00SH       SOLE                206000.00
Air Products & Chemicals Inc   COM              009158106    23954 323875.00SH       SOLE                323875.00
American International Group   COM              026874107     3038 45200.00 SH       SOLE                 45200.00
AmerisourceBergen Corporation  COM              03073e105     5700 108050.00SH       SOLE                108050.00
Bank of America Corp           COM              060505104    15023 294447.00SH       SOLE                294447.00
Bard (C.R.) Inc                COM              067383109    28431 357576.00SH       SOLE                357576.00
Baxter International Inc       COM              071813109    17336 329150.00SH       SOLE                329150.00
Celgene Corporation            COM              151020104    23299 444125.00SH       SOLE                444125.00
ChevronTexaco Corp             COM              166764100     1431 19350.00 SH       SOLE                 19350.00
Cisco Systems Inc              COM              17275R102    24822 972275.00SH       SOLE                972275.00
Clorox Company                 COM              189054109    25955 407515.00SH       SOLE                407515.00
Coach Inc                      COM              189754104    24095 481425.00SH       SOLE                481425.00
Corning Inc                    COM              219350105     3636 159900.00SH       SOLE                159900.00
Danaher Corp                   COM              235851102     3213 44975.00 SH       SOLE                 44975.00
Darden Restaurants Inc         COM              237194105    17543 425900.00SH       SOLE                425900.00
Duke Energy Corp               COM              26441C105    15117 745053.00SH       SOLE                745053.00
Emerson Electric Co            COM              291011104    25969 602676.00SH       SOLE                602676.00
Exxon Mobil Corporation        COM              30231G102     8141 107900.00SH       SOLE                107900.00
Fedex Corp                     COM              31428x106     3489 32475.00 SH       SOLE                 32475.00
Genentech Inc.                 COM              368710406     5613 68350.00 SH       SOLE                 68350.00
Genzyme Corp - Genl Division   COM              372917104     2404 40050.00 SH       SOLE                 40050.00
Gilead Sciences Inc            COM              375558103     3323 43350.00 SH       SOLE                 43350.00
Google Inc - Class A           COM              38259P508    24786 54100.00 SH       SOLE                 54100.00
Harley-Davidson Inc            COM              412822108     5393 91800.00 SH       SOLE                 91800.00
Hewlett Packard Co             COM              428236103    23968 597100.00SH       SOLE                597100.00
ITT Corp                       COM              450911102    24736 410075.00SH       SOLE                410075.00
J.P. Morgan Chase & Company    COM              46625H100    21396 442250.00SH       SOLE                442250.00
Kohls Corp                     COM              500255104     6899 90050.00 SH       SOLE                 90050.00
Lehman Brothers Holdings Inc   COM              524908100    22997 328200.00SH       SOLE                328200.00
Lincoln National Corp          COM              534187109    22326 329340.00SH       SOLE                329340.00
Marathon Oil Corp.             COM              565849106    17278 174822.00SH       SOLE                174822.00
Microchip Technology Inc       COM              595017104    22982 646842.00SH       SOLE                646842.00
News Corporation - CL A        COM              65248E104    19672 850875.00SH       SOLE                850875.00
Pepsico Inc                    COM              713448108    26764 421075.00SH       SOLE                421075.00
Pfizer Inc                     COM              717081103    10946 433325.00SH       SOLE                433325.00
Procter & Gamble               COM              742718109    26660 422095.00SH       SOLE                422095.00
Qualcomm Inc.                  COM              747525103    19945 467541.00SH       SOLE                467541.00
Raytheon Company               COM              755111507    21650 412700.00SH       SOLE                412700.00
Roper Industries Inc           COM              776696106    22027 401375.00SH       SOLE                401375.00
Schlumberger Ltd               COM              806857108     5072 73400.00 SH       SOLE                 73400.00
St Jude Medical Inc            COM              790849103     1296 34450.00 SH       SOLE                 34450.00
Starbucks Corp                 COM              855244109    21719 692575.00SH       SOLE                692575.00
T Rowe Price Group Inc         COM              74144T108    25979 550524.00SH       SOLE                550524.00
Transocean                     COM              G90078109    19449 238050.00SH       SOLE                238050.00
U S Bancorp                    COM              902973304    16160 462107.00SH       SOLE                462107.00
Vulcan Materials Co            COM              929160109     3331 28600.00 SH       SOLE                 28600.00
Walgreen Co                    COM              931422109     1138 24800.00 SH       SOLE                 24800.00
Waters Corp                    COM              941848103    21479 370325.00SH       SOLE                370325.00
Williams Cos Inc               COM              969457100     2785 97850.00 SH       SOLE                 97850.00
XTO Energy Inc                 COM              98385X106    16435 299850.00SH       SOLE                299850.00
REPORT SUMMARY			52 DATA RECORDS		     811499		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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